Income Tax And Deferred Taxes	12 Months Ended
Dec. 31, 2020
Major Components Of Tax Expense Income [Abstract]
Income Tax And Deferred Taxes

19.  INCOME TAX AND DEFERRED TAXES

a)Income taxes

The components of income tax for the years ended December 31, 2020, 2019 and 2018 are detailed as follows:

	For the years ended December 31,
	2020	2019	2018
Current Income Tax and Adjustments to Current Income Tax for Previous Periods	ThUS$	ThUS$	ThUS$
Income tax benefit (expense)	(559,077)	(676,112)	(697,569)
Tax benefit from tax losses, tax credits or temporary differences not previously recognized for the current period (current tax credits and/or benefits)	8,956	7,426	20,104
Adjustments to current tax from the previous period	4,250	23,419	7,692
Current tax (expenses) / benefit (related to cash flow hedges)	18	845	(894)
Other (expenses) / benefit from Current Tax	—	—	(20)

Current tax expense, net	(545,853)	(644,422)	(670,687)
Benefit / (expense) from deferred taxes for origination and reversal of temporary differences	(20,707)	415,513	228,093
Benefit / (expense) from deferred taxes due to changes in tax rates or the introduction of new taxes	—	(7,437)	4,662
Total deferred tax benefit / (expense)	(20,707)	408,076	232,755
Income tax expense	(566,560)	(236,346)	(437,932)

The following table reconciles income taxes resulting from applying the local current tax rate to “Net income before taxes” and the actual income tax expense recognized in the consolidated statement of comprehensive income for the years ended December 31, 2020, 2019 and 2018:

		2020		2019		2018
Reconciliation of Tax Expense	Tax Rate	ThUS$	Tax Rate	ThUS$	Tax Rate	ThUS$
ACCOUNTING INCOME BEFORE TAX		1,747,812		2,406,109		2,104,990
Total tax income (expense) using statutory rate	(27.00)%	(471,909)	(27.00)%	(649,649)	(27.00)%	(568,347)
Tax effect of rates applied in other countries	(4.67)%	(81,699)	(5.23)%	(125,912)	(6.64)%	(139,772)
Tax effect of tax-exempt revenue and other positive effects impacting the effective rate	5.41%	94,578	26.31%	633,125	19.14%	402,989
Tax effect of non-deductible expenses for determining taxable profit (loss)	(6.40)%	(111,780)	(4.57)%	(109,892)	(6.90)%	(145,156)
Tax effect of changes in income tax rates		—	(0.31)%	(7,437)	0.22%	4,662
Tax effect of adjustments to income taxes in previous periods	0.24%	4,250	0.97%	23,419	0.37%	7,692
Total adjustments to tax expense using statutory rate	(5.42)%	(94,651)	17.18%	413,303	6.20%	130,415
Income tax benefit (expense)	(32.42)%	(566,560)	(9.82)%	(236,346)	(20.80)%	(437,932)

The main temporary differences are described below:

a)	Deferred taxes

The table below shows the balances of the deferred tax assets and liabilities presented in the consolidated statement of financial position at December 31, 2020 and 2019:

	December 31, 2020		December 31, 2019
Assets/(Liabilities) for Deferred Taxes	Assets	Liabilities	Assets	Liabilities
	ThUS$	ThUS$	ThUS$	ThUS$
Depreciations	17,717	(448,711)	25,659	(508,172)
Amortizations	4,161	(16,505)	6,158	(22,213)
Obligations for post-employment benefits	498,424	—	552,760	(154)
Revaluations of financial instruments	2,274	(31,883)	1,211	(11,626)
Tax loss	209,339	—	281,080	—
Provisions	630,331	(205,151)	636,653	(237,040)
Provision for Civil Contingencies	247,400	—	241,520	—
Provision Contingencies Workers	28,467	—	36,878	—
Provision uncontainable accounts	121,764	—	122,104	—
Provision of Human Resources accounts	18,724	—	16,339	—
Financial assets IFRIC 12	—	(194,045)	—	(207,425)
Other Provisions	213,976	(11,106)	219,812	(29,615)
Other Deferred Taxes	197,727	(476,294)	194,989	(474,925)
Amortization PPA - (Enel Distribución Goiás and Sao Paulo)	—	(75,497)	—	(105,236)
Monetary Correction - Argentina	—	(289,158)	—	(285,210)
Other Deferred Taxes	197,727	(111,639)	194,989	(84,479)
Deferred taxes Assets/(Liabilities) before compensation	1,559,973	(1,178,544)	1,698,510	(1,254,130)
Compensation deferred taxes Assets/Liabilities	(565,591)	565,591	(610,276)	610,276
Deferred taxes Assets/(Liabilities) after compensation	994,382	(612,953)	1,088,234	(643,854)

The origin and changes in deferred tax assets and liabilities as of December 31, 2020 and 2019 are as follows:

		Movements
Deferred Taxes Assets/(Liabilities)	Net balance as of January 1, 2020	Recognized in profit or loss	Recognized in comprehensive income	Foreign currency translation difference	Other increases (decreases)	Net balance as of December 31, 2020
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Depreciations	(482,513)	(8,120)	—	94,913	(35,274)	(430,994)
Amortizations	(16,055)	91	—	3,620	—	(12,344)
Obligations for post-employment benefits	552,606	(93,757)	161,330	(122,045)	290	498,424
Revaluations of financial instruments	(10,415)	(26,693)	5,056	2,446	(3)	(29,609)
Tax loss	281,080	(10,184)	—	(63,849)	2,292	209,339
Provisions	399,613	83,431	—	(88,945)	31,081	425,180
Provision for Civil Contingencies	241,520	(1,643)	—	(26,933)	34,456	247,400
Provision Contingencies Workers	36,878	3,618	—	(7,150)	(4,879)	28,467
Provision for doubtful trade accounts	122,104	53,041	—	(44,237)	(9,144)	121,764
Provision of Human Resources accounts	16,339	3,395	—	(1,010)	—	18,724
Financial assets IFRIC 12	(207,425)	(34,068)	—	46,864	584	(194,045)
Other Provisions	190,197	59,088	—	(56,479)	10,064	202,870
Other Deferred Taxes	(279,936)	34,525	—	12,380	(45,536)	(278,567)
Amortization PPA - (Enel Distribución Goiás)	(105,236)	3,054	—	22,828	3,857	(75,497)
Monetary Correction - Argentina	(285,210)	(4,001)	—	290	(237)	(289,158)
Other Deferred Taxes	110,510	35,472	—	(10,738)	(49,156)	86,088
Deferred Taxes Assets/(Liabilities)	444,380	(20,707)	166,386	(161,480)	(47,150)	381,429

		Movements
Deferred Taxes Assets/(Liabilities)	Net balance as of January 1, 2019	Recognized in profit or loss	Recognized in comprehensive income	Foreign currency translation difference	Other increases (decreases)	Net balance as of December 31, 2019
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Depreciations	(349,781)	(38,520)	—	82,756	(176,968)	(482,513)
Amortizations	(17,194)	119	—	(308)	1,328	(16,055)
Obligations for post-employment benefits	373,951	(1,962)	195,098	(17,182)	2,701	552,606
Revaluations of financial instruments	(5,074)	1,339	(1,320)	(162)	(5,198)	(10,415)
Tax loss	258,589	1,481	—	(10,630)	31,640	281,080
Provisions	593,249	(112,506)	—	(30,273)	(50,857)	399,613
Provision for Civil Contingencies	256,544	(46,541)	—	(11,377)	42,894	241,520
Provision Contingencies Workers	32,360	146	—	116	4,256	36,878
Provision for doubtful trade accounts	235,875	7,096	—	(9,042)	(111,825)	122,104
Provision of Human Resources accounts	14,730	680	—	(223)	1,152	16,339
Financial assets IFRIC 12	(196,683)	(36,402)	—	12,177	13,483	(207,425)
Other Provisions	250,423	(37,485)	—	(21,924)	(817)	190,197
Other Deferred Taxes	(966,773)	558,125	—	37,743	90,969	(279,936)
Amortization PPA - (Enel Distribución Goiás)	(682,399)	563,517	—	13,646	—	(105,236)
Monetary Correction - Argentina	(265,047)	370	—	629	(21,162)	(285,210)
Other Deferred Taxes	(19,327)	(5,762)	—	23,468	112,131	110,510
Deferred Taxes Assets/(Liabilities)	(113,033)	408,076	193,778	61,944	(106,385)	444,380

Recovery of deferred tax assets will depend on whether sufficient taxable profits are obtained in the future. The Company’s management believes that the future profit projections for its subsidiaries will allow these assets to be recovered.

b) As of December 31, 2020, the Group has not recognized deferred tax assets related to tax losses carried forward for ThUS$44,296 (ThUS$37,442 as of December 31, 2019) (see Note 3.p).

The Group has not recognized deferred tax liabilities for taxable temporary differences relating to investment in subsidiaries and joint ventures, as it is able to control the timing of the reversal of the temporary differences and considers that it is probable that such temporary differences will not reverse in the foreseeable future. As of December 31, 2020, the aggregate amount of taxable temporary differences relating to investments in subsidiaries and joint ventures for which deferred tax liabilities have not been recognized were ThUS$2,839,057 (ThUS$3,427,371 as of December 31, 2019). On the other hand, the total amount of deductible temporary differences relating to investments in subsidiaries and joint ventures for which as of December 31, 2020, it is probable that will not reverse in the foreseeable future or there will be not sufficient taxable profits in the future to recover such temporary differences was ThUS$4,213,400 (ThUS$2,362,974 as of December 31, 2019).

The Group companies are potentially subject to income tax audits by the tax authorities of each country in which the Group operates. Such tax audits are limited to a number of annual tax periods and once these have expired, audits of these periods can no longer be performed. Tax audits by nature are often complex and can require several years to complete. The following table presents a summary of tax years potentially subject to examination:

Country	Period
Chile	2017 - 2019
Argentina	2014 - 2019
Brazil	2015 - 2019
Colombia	2016 - 2019
Peru	2015 - 2019

Given the range of possible interpretations of tax standards, the results of any future inspections carried out by tax authorities for the years subject to audit can give rise to tax liabilities that cannot currently be quantified objectively. Nevertheless, the Company’s management estimates that the liabilities, if any, that may arise from such audits, would not significantly impact the Group companies’ future results.

The effects of deferred taxes on the components of other comprehensive income attributable to both controlling and non-controlling interests for the years ended December 31, 2020, 2019 and 2018, are as follows:

	December 31, 2020			December 31, 2019			December 31, 2018
Effects of Income Tax on the Components of Other Comprehensive Income	Amount before Tax	Income Tax Expense (Benefit)	Amount After Tax	Amount before Tax	Income Tax Expense (Benefit)	Amount After Tax	Amount before Tax	Income Tax Expense (Benefit)	Amount After Tax
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Financial assets at fair value through other comprehensive income	(10)	—	(10)	(598)	—	(598)	(458)	—	(458)
Cash flow hedges	(12,976)	5,038	(7,938)	5,906	(2,165)	3,741	(2,727)	1,354	(1,373)
Foreign currency translation	(2,249,915)	—	(2,249,915)	(765,005)	—	(765,005)	(1,575,134)	—	(1,575,134)
Actuarial gains (losses) from defined benefit pension plans	(476,805)	161,766	(315,039)	(576,143)	195,098	(381,045)	(177,527)	59,684	(117,843)
Income tax related to components of other income and expenses with a charge or credit in equity	(2,739,706)	166,804	(2,572,902)	(1,335,840)	192,933	(1,142,907)	(1,755,846)	61,038	(1,694,808)

The effects of deferred taxes on the components of other comprehensive income attributable to both controlling and non-controlling interests for the years ended December 31, 2020, 2019 and 2018, are as follows:

	For the years ended December 31,
	2020	2019	2018
Reconciliation of deferred tax movements between Balance Sheet and income taxes in Comprehensive income	ThUS$	ThUS$	ThUS$

Total increases (decreases) for deferred taxes of other comprehensive income	166,386	193,778	60,144
Income tax of changes in cash flow hedge transactions	(18)	(845)	894
Deferred taxes of changes from defined benefit pension plans	436	—	—
Total income tax relating to components of other comprehensive income	166,804	192,933	61,038

c) In Colombia, Law No.1943 of 2018 modified the income tax rate from the taxable year of 2019 defining the following rates: 33% for 2019, 32% for 2020, 31% for 2021 and 30% for 2022 and following years. This affects the taxable income obtained during each year. The effect of temporary differences involving the payment of a lower or higher income tax in the current year is accounted as deferred tax credit or debit, respectively, at the tax rates when differences are reversed (31% for 2021 and 30% as from 2022), provided that there are reasonable expectations that such differences will be reversed in the future and also for the assets, which at that time should be generating sufficient taxable income.

As a result of this increase in rates, the Colombian subsidiaries recognized as of December 31, 2018 variations in their deferred tax assets and liabilities. The net credit to results amounted to ThUS$ 4,662.

d) On December 23, 2019 in Argentina, Act No. 27,541 on “Solidaridad Social y Reactivación Productiva en el marco de Emergencia Pública” (“Social Solidarity and Reactivation of Productions in the Public Emergency Framework”) was issued in the Official Gazette, along with Decree No. 58/2019 which enacted it. Also, on December 28, 2019, Decree No. 99/2019 was issued stating the regulations for the implementation of the Act.

The main actions for the Company stated within the Act, as well as its regulations are as follows:

Act No. 27,430 provided that the corporate income tax rate would be reduced from 30% to 25% and that the additional tax on dividends or profits distributed to individuals from Argentina and abroad and legal entities from abroad would increase from 7% to 13% for fiscal periods beginning January 1, 2020. The amendment ended that rate change and preserved the original 30% and 7% rates, respectively, for annual fiscal years beginning on January 1, 2022, inclusive.

Act No. 27,468 provided that for the first three annual fiscal (tax) years beginning on January 1, 2019 the positive or negative inflationary adjustment should be distributed as follows: one-third in the annual fiscal year in which the adjustment was determined and two equal thirds in the next two immediate annual fiscal years. The amendment modified that distribution and established that the positive or negative adjustment corresponding to the first and second fiscal year beginning as of January 1, 2019, must be distributed as follows: one-sixth on the annual fiscal year in which the adjustment is determined and the remaining five-sixths in the next five immediate fiscal periods. On the other hand, 100% of the adjustment may be deducted in the year in which it is determined for annual fiscal years beginning on January 1, 2021.

On December 31, 2019, Argentine subsidiaries recorded the variations of their deferred tax assets and liabilities as a result of this increase in rates. The net charges to profit and loss amounted to ThUS$7,437.

e)

On November 6, 2019 and after its approval at an Extraordinary Shareholder’s Meeting, Enel Distribución Sao Paulo merged the assets and liabilities of its parent, Enel Brasil Investimentos Sudeste S.A. (“Enel Sudeste”). The merged assets include amounts related to the concessionaire’s intangibles, as well as the recognition of the deferred tax liability on the concessionaire’s intangibles mentioned above (see Note 6.2). Once the merger was carried out, the deferred tax obligations were reversed, since the differences between the tax and accounting base at the time of the acquisition of Enel Distribución Sao Paulo were equal and will be written off in the concessionaire’s future payments. As mentioned above, the company recognized a deferred tax benefit in earnings amounting to ThUS$ 553,225 for the 2019 fiscal year.